Intangible Assets (Details 1) - Patents [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
2017	$ 5,759	$ 8,995
2018	11,424	8,995
2019	11,424	8,995
2020	11,455	8,995
2021	11,424	8,995
2022 and Thereafter	86,187	61,369
Patents net	$ 137,673	$ 106,342	$ 83,174